Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2016
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2017
Prospectus Date	rr_ProspectusDate	Dec. 31, 2016
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.

Supplement dated January 30, 2017
to the Statutory Prospectus dated December 31, 2016
(as supplemented on January 13, 2017)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Dynamic High Yield Explorer Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	DYNAMIC HIGH YIELD EXPLORER FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	In the Performance section, delete the second paragraph, and replace with the following:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

International Small Company Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL SMALL COMPANY FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	In the Performance section, delete the second paragraph, and insert the following:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Real Estate Allocation Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	REAL ESTATE ALLOCATION FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	In the Performance section, delete the second paragraph, and replace with the following:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Real Estate Debt Income Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	REAL ESTATE DEBT INCOME FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	In the Performance section, delete the second paragraph, and replace with the following:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.